Consolidated Portfolio of Investments – as of March 31, 2023 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund

Principal Amount	Description	Value (†)

Short-Term Investments – 93.8% of Net Assets

	Certificates of Deposit – 63.2%
$ 50,000,000	DNB Nor Bank ASA (NY), 4.750%, 4/05/2023	$49,999,874
40,000,000	Westpac Banking Corp. (NY), 4.600%, 4/11/2023	39,995,992
50,000,000	Bank of America N.A., 5.050%, 4/12/2023	50,001,064
50,000,000	Commonwealth Bank of Australia (NY), SOFR + 0.360%, 5.190%, 4/20/2023(a)	50,007,547
40,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 4.520%, 4/21/2023	39,990,344
45,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 4.520%, 4/21/2023	44,989,153
32,000,000	Svenska Handelsbanken (NY), SOFR + 0.350%, 5.170%, 4/26/2023(a)	32,005,892
100,000,000	Mizuho Bank Ltd. (NY), 5.000%, 4/28/2023	99,998,110
50,000,000	Royal Bank of Canada (NY), 3.890%, 5/08/2023	49,938,016
25,000,000	Sumitomo Mitsui Trust (NY), 4.870%, 5/17/2023	24,995,810
53,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 5.280%, 5/17/2023	53,021,274
78,000,000	Skandinaviska Enskilda Banken (NY), 4.820%, 5/24/2023	77,982,908
50,000,000	Royal Bank of Canada (NY), 3.000%, 6/05/2023	49,793,781
50,000,000	Commonwealth Bank of Australia (NY), SOFR + 0.690%, 5.520%, 6/05/2023(a)	50,047,770
15,000,000	Toronto-Dominion Bank (NY), 3.010%, 6/07/2023	14,940,487
30,000,000	Nordea Bank ABP (NY), 2.970%, 6/08/2023	29,875,337
46,000,000	Svenska Handelsbanken (NY), 3.460%, 6/13/2023	45,844,408
55,000,000	Bank of Montreal (IL), 3.600%, 6/23/2023	54,803,543
35,000,000	Canadian Imperial Bank of Commerce (NY), 3.590%, 6/26/2023	34,866,300
46,000,000	Bank of Nova Scotia, SOFR + 0.680%, 5.500%, 8/16/2023(a)	46,064,115
50,000,000	Bank of Nova Scotia, SOFR + 0.700%, 5.520%, 8/17/2023(a)	50,073,622
31,000,000	Toronto-Dominion Bank (NY), 4.020%, 8/22/2023	30,834,387
75,000,000	Sumitomo Mitsui Banking Corp. (NY), 5.090%, 8/23/2023	74,957,243
40,000,000	Canadian Imperial Bank of Commerce (NY), 5.200%, 9/21/2023	39,956,785
50,000,000	Toronto-Dominion Bank (NY), 5.320%, 9/27/2023	49,974,600

Principal Amount	Description	Value (†)

	Certificates of Deposit – continued
$ 43,000,000	Bank of Montreal (IL), 5.000%, 10/06/2023	$42,902,897
60,000,000	Bank of America N.A., 5.200%, 10/10/2023	59,912,072
50,000,000	Nordea Bank ABP (NY), SOFR + 0.770%, 5.590%, 10/23/2023(a)	50,088,925
24,500,000	Royal Bank of Canada (NY), SOFR + 0.780%, 5.600%, 10/23/2023(a)	24,546,320
52,000,000	Svenska Handelsbanken (NY), SOFR + 0.790%, 5.610%, 10/25/2023(a)	52,086,621
60,000,000	Cooperatieve Rabobank U.A., SOFR + 0.710%, 5.530%, 11/24/2023(a)	60,086,647
50,000,000	Cooperatieve Rabobank U.A., 5.300%, 12/14/2023	49,987,184
30,000,000	Bank of Nova Scotia, SOFR + 0.420%, 5.240%, 1/26/2024(a)	29,971,188
25,000,000	Mizuho Bank Ltd. (NY), 5.350%, 2/07/2024	24,984,928
42,000,000	Nordea Bank ABP (NY), SOFR + 0.270%, 5.090%, 2/16/2024(a)	41,885,986
36,000,000	Westpac Banking Corp. (NY), SOFR + 0.230%, 5.060%, 2/22/2024(a)	35,913,912
45,000,000	Canadian Imperial Bank of Commerce (NY), 5.600%, 3/06/2024	45,055,467

		1,702,380,509

	Treasuries – 26.0%
25,000,000	U.S. Treasury Bills, 4.220%, 4/04/2023(b)	24,996,809
92,500,000	U.S. Treasury Bills, 4.445%-9.000%, 4/06/2023(b)(c)(d)(e)	92,464,407
37,500,000	U.S. Treasury Bills, 4.550%-4.580%, 4/11/2023(b)(c)	37,461,833
37,500,000	U.S. Treasury Bills, 4.400%, 4/13/2023(b)	37,451,891
60,000,000	U.S. Treasury Bills, 4.540%, 4/17/2023(b)	59,890,333
90,000,000	U.S. Treasury Bills, 4.075%-4.590%, 4/18/2023(b)(c)	89,829,187
37,500,000	U.S. Treasury Bills, 4.550%, 4/20/2023(b)	37,417,701
15,000,000	U.S. Treasury Bills, 4.633%, 4/25/2023(b)	14,958,578
25,000,000	U.S. Treasury Bills, 4.580%, 4/27/2023(b)	24,923,333
30,000,000	U.S. Treasury Bills, 4.590%, 5/02/2023(b)	29,889,099
49,000,000	U.S. Treasury Bills, 4.581%-4.665%, 5/11/2023(b)(c)(d)(e)	48,759,526
40,000,000	U.S. Treasury Bills, 4.345%, 5/16/2023(b)	39,782,791
2,500,000	U.S. Treasury Bills, 4.640%, 5/18/2023(b)	2,485,375
25,000,000	U.S. Treasury Bills, 4.725%, 6/01/2023(b)	24,814,089

Principal Amount	Description	Value (†)

	Treasuries – continued
$ 67,000,000	U.S. Treasury Bills, 4.863%, 6/08/2023(b)(d)(e)	$66,440,034
20,000,000	U.S. Treasury Bills, 4.540%, 6/22/2023(b)	19,795,611
30,000,000	U.S. Treasury Bills, 4.933%, 8/31/2023(b)	29,415,104
20,000,000	U.S. Treasury Bills, 4.613%, 9/21/2023(b)	19,555,463

		700,331,164

	Repurchase Agreements – 4.6%
125,479,481	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $125,501,440 on 4/03/2023 collateralized by $41,154,600 U.S. Treasury Note, 3.875% due 9/30/2029 valued at $41,651,336; $45,093,100 U.S. Treasury Note, 3.875% due 3/31/2025 valued at $44,894,059; $38,591,700 U.S. Treasury Note, 0.750% due 1/31/2028 valued at $33,602,348; $7,673,400 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $7,841,498 including accrued interest(d)(f) (Identified Cost $125,479,481)	125,479,481

	Total Short-Term Investments (Identified Cost $2,529,100,812)	2,528,191,154

	Total Investments – 93.8% (Identified Cost $2,529,100,812)	2,528,191,154
	Other assets less liabilities – 6.2%	165,860,065

	Net Assets – 100.0%	$2,694,051,219

Consolidation

The Fund invests in commodity-related derivatives through its investment in the AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2023, the value of the Fund’s investment in the Subsidiary was $127,167,878, representing 4.72% of the Fund’s net assets.

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(b)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(c)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	A portion of the security is held by AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

SOFR	Secured Overnight Financing Rate
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	6/21/2023	CHF	B	25,000,000	$27,476,104	$27,553,695	$77,591
UBS AG	6/21/2023	CHF	B	33,875,000	37,473,418	37,335,256	(138,162)
UBS AG	6/21/2023	CHF	S	35,250,000	37,942,101	38,850,710	(908,609)
UBS AG	6/21/2023	CNH	B	46,000,000	6,720,248	6,735,131	14,883
UBS AG	6/21/2023	CNH	B	387,000,000	56,796,172	56,662,947	(133,225)
UBS AG	6/21/2023	CNH	S	958,000,000	138,749,728	140,266,418	(1,516,690)
UBS AG	6/21/2023	MXN	B	4,455,000,000	242,031,389	243,516,166	1,484,777
UBS AG	6/21/2023	MXN	B	147,500,000	8,082,350	8,062,544	(19,806)
UBS AG	6/21/2023	MXN	S	1,326,000,000	68,769,679	72,480,905	(3,711,226)
UBS AG	6/21/2023	NOK	B	696,000,000	66,078,115	66,710,566	632,451
UBS AG	6/21/2023	NOK	B	48,000,000	4,640,810	4,600,729	(40,081)
UBS AG	6/21/2023	NOK	S	110,000,000	10,591,871	10,543,337	48,534
UBS AG	6/21/2023	NOK	S	2,238,000,000	213,205,832	214,508,973	(1,303,141)
UBS AG	6/21/2023	NZD	B	75,900,000	47,200,962	47,459,488	258,526
UBS AG	6/21/2023	NZD	B	17,100,000	10,727,713	10,692,454	(35,259)
UBS AG	6/21/2023	NZD	S	236,800,000	145,831,621	148,068,599	(2,236,978)
UBS AG	6/21/2023	PLN	B	817,500,000	185,492,477	188,486,238	2,993,761
UBS AG	6/21/2023	PLN	B	183,500,000	42,435,249	42,308,531	(126,718)
UBS AG	6/21/2023	PLN	S	269,000,000	60,836,438	62,021,772	(1,185,334)
UBS AG	6/21/2023	SEK	B	542,000,000	51,600,734	52,432,399	831,665
UBS AG	6/21/2023	SEK	S	1,202,000,000	114,193,983	116,279,970	(2,085,987)
UBS AG	6/21/2023	SGD	B	673,500,000	502,572,822	507,352,914	4,780,092
UBS AG	6/21/2023	SGD	B	244,250,000	184,476,911	183,995,470	(481,441)
UBS AG	6/21/2023	SGD	S	409,250,000	304,019,472	308,291,284	(4,271,812)
UBS AG	6/21/2023	TRY	B	153,900,000	7,707,417	7,055,411	(652,006)
UBS AG	6/21/2023	TRY	S	153,900,000	6,730,909	7,055,411	(324,502)
UBS AG	6/21/2023	ZAR	B	2,195,500,000	119,976,697	122,474,264	2,497,567
UBS AG	6/21/2023	ZAR	S	5,367,500,000	289,478,139	299,421,824	(9,943,685)

Total							$(15,494,815)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2023, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	6/15/2023	2,716	$223,787,283	$223,101,598	$(685,685)
10 Year Canada Government Bond	6/21/2023	745	70,052,157	69,544,358	(507,799)
3 Year Australia Government Bond	6/15/2023	7,423	541,075,610	539,932,971	(1,142,639)
90 day Australian Bank Accepted Bills	9/07/2023	2,153	1,427,015,290	1,426,614,924	(400,366)
ASX SPI 200™	6/15/2023	218	25,667,982	26,197,194	529,212
Brazilian Real	4/28/2023	879	16,976,082	17,250,375	274,293
British Pound	6/16/2023	364	28,190,253	28,107,625	(82,628)
CAC 40®	4/21/2023	1,093	83,721,087	86,934,184	3,213,097
DAX	6/16/2023	172	71,017,599	73,666,933	2,649,334
E-mini NASDAQ 100	6/16/2023	339	86,951,198	90,185,865	3,234,667
E-mini S&P 500®	6/16/2023	13	2,661,005	2,689,537	28,532
Euro	6/16/2023	859	116,960,726	117,076,331	115,605
EURO STOXX 50®	6/16/2023	2,680	118,312,657	123,844,248	5,531,591
FTSE 100 Index	6/16/2023	678	62,840,828	63,891,093	1,050,265
FTSE MIB	6/16/2023	511	71,633,924	73,861,037	2,227,113
FTSE Taiwan Index	4/27/2023	1,020	56,417,570	56,630,400	212,830
FTSE/JSE Top 40 Index	6/15/2023	369	14,528,767	14,762,901	234,134
IBEX 35	4/21/2023	527	51,035,676	52,542,029	1,506,353
MSCI EAFE Index	6/16/2023	389	39,738,341	40,776,925	1,038,584
MSCI Singapore	4/27/2023	293	6,712,339	6,742,655	30,316
Nikkei 225™	6/08/2023	195	40,957,786	41,180,945	223,159
OMXS30®	4/21/2023	1,621	33,459,628	34,621,368	1,161,740
STOXX Europe 600	6/16/2023	1,007	23,763,909	24,817,777	1,053,868
TOPIX	6/08/2023	524	79,726,078	79,068,650	(657,428)

Total					$20,838,148

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased – continued
Aluminum LME	6/21/2023	136	$8,465,424	$8,195,700	$(269,724)
Cocoa	7/14/2023	543	15,588,134	15,714,420	126,286
Copper	5/26/2023	199	20,430,505	20,370,138	(60,367)
Copper LME	6/21/2023	39	9,069,790	8,767,687	(302,103)
EUA Emissions	12/18/2023	181	19,307,756	18,045,352	(1,262,404)
Gasoline	4/28/2023	83	9,514,635	9,345,966	(168,669)
Gold	6/28/2023	785	156,569,420	155,916,700	(652,720)
Iron Ore	5/31/2023	1,400	18,323,770	17,544,800	(778,970)
Live Cattle	6/30/2023	1,401	89,707,729	90,854,850	1,147,121
Nickel LME	6/21/2023	115	20,185,950	16,442,010	(3,743,940)
Platinum	7/27/2023	110	5,440,482	5,517,050	76,568
Silver	5/26/2023	173	20,829,716	20,894,940	65,224
Soybean Meal	7/14/2023	1,203	55,429,891	55,494,390	64,499
Sugar	6/30/2023	3,026	70,242,708	73,984,490	3,741,782
Zinc LME	6/21/2023	147	12,583,658	10,748,456	(1,835,202)

Total					$(3,852,619)

At March 31, 2023, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2023	769	$85,301,156	$88,374,922	$(3,073,766)
2 Year U.S. Treasury Note	6/30/2023	1,938	395,539,555	400,106,158	(4,566,603)
3-month CDOR Index	9/18/2023	493	87,216,852	86,949,843	267,009
3-month SOFR Index	12/19/2023	1,787	426,451,177	426,177,163	274,014
3-month SONIA Index	12/19/2023	1,035	304,654,896	304,510,903	143,993
30 Year U.S. Treasury Bond	6/21/2023	243	30,097,351	31,870,969	(1,773,618)
5 Year U.S. Treasury Note	6/30/2023	1,484	158,009,727	162,509,595	(4,499,868)
Australian Dollar	6/16/2023	2,932	195,361,620	196,473,320	(1,111,700)
Canadian Dollar	6/20/2023	3,257	238,383,525	240,985,430	(2,601,905)
E-mini Dow	6/16/2023	159	25,782,785	26,600,700	(817,915)
E-mini Russell 2000	6/16/2023	867	75,998,095	78,615,225	(2,617,130)
E-mini S&P MidCap 400®	6/16/2023	96	22,981,313	24,285,120	(1,303,807)
Euribor	9/18/2023	4,310	1,126,981,765	1,126,305,602	676,163
Euro Schatz	6/08/2023	5,616	638,236,057	643,740,831	(5,504,774)
Euro-BTP	6/08/2023	71	8,532,093	8,881,891	(349,798)
Euro-Buxl® 30 Year Bond	6/08/2023	326	47,329,919	49,800,626	(2,470,707)
Euro-OAT	6/08/2023	1,130	154,788,340	159,594,896	(4,806,556)
FTSE China A50 Index	4/27/2023	1,038	13,573,400	13,811,628	(238,228)
German Euro BOBL	6/08/2023	1,661	208,071,046	212,343,648	(4,272,602)
German Euro Bund	6/08/2023	759	108,371,172	111,814,715	(3,443,543)
Hang Seng China Enterprises Index	4/27/2023	66	2,820,456	2,947,757	(127,301)
Hang Seng China Enterprises Index®	4/27/2023	33	4,144,269	4,304,978	(160,709)
Indian Rupee	4/26/2023	1,582	38,186,316	38,433,108	(246,792)
Japanese Yen	6/16/2023	714	66,665,841	68,030,813	(1,364,972)
MSCI Emerging Markets Index	6/16/2023	910	43,771,176	45,295,250	(1,524,074)
S&P/TSX 60 Index	6/15/2023	102	17,738,734	18,252,075	(513,341)
Short-Term Euro-BTP	6/08/2023	1,029	116,085,876	117,587,693	(1,501,817)
UK Long Gilt	6/28/2023	266	32,859,198	33,913,002	(1,053,804)
Ultra 10 Year U.S. Treasury Note	6/21/2023	296	34,416,840	35,857,625	(1,440,785)

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Futures Contracts Sold – continued
Ultra Long U.S. Treasury Bond	6/21/2023	181	24,347,365	$25,543,625	$(1,196,260)

Total					$(51,221,196)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/21/2023	888	$52,924,154	$53,513,100	$(588,946)
Brent Crude Oil	4/28/2023	1,075	79,312,046	85,881,750	(6,569,704)
Coffee	7/19/2023	222	14,128,992	14,127,525	1,467
Copper LME	6/21/2023	17	3,664,668	3,821,813	(157,145)
Corn	7/14/2023	2,280	69,947,578	72,504,000	(2,556,422)
Cotton	5/08/2023	603	25,186,005	24,958,170	227,835
KC Wheat	7/14/2023	229	9,857,107	9,867,038	(9,931)
Lean Hog	6/14/2023	952	36,805,086	34,890,800	1,914,286
Low Sulfur Gasoil	5/11/2023	458	34,011,488	34,430,150	(418,662)
Natural Gas	4/26/2023	2,531	62,670,490	56,086,960	6,583,530
New York Harbor ULSD	4/28/2023	286	31,069,204	31,478,647	(409,443)
Nickel LME	6/21/2023	189	27,266,298	27,022,086	244,212
Palladium	6/28/2023	113	16,357,822	16,588,400	(230,578)
Soybean	7/14/2023	251	17,805,890	18,517,525	(711,635)
Soybean Oil	7/14/2023	1,629	55,007,650	54,362,988	644,662
Wheat	7/14/2023	1,360	47,920,385	47,906,000	14,385
WTI Crude Oil	4/20/2023	1,285	89,998,261	97,235,950	(7,237,689)
Zinc LME	6/21/2023	333	24,835,263	24,348,544	486,719

Total					$(8,773,059)

[1]	Commodity futures are held by AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$2,528,191,154	$—	$2,528,191,154
Forward Foreign Currency Contracts (unrealized appreciation)	—	13,619,847	—	13,619,847
Futures Contracts (unrealized appreciation)	22,658,134	18,356,314	—	41,014,448

Total	$22,658,134	$2,560,167,315	$—	$2,582,825,449

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(29,114,662)	$—	$(29,114,662)
Futures Contracts (unrealized depreciation)	(82,839,508)	(1,183,666)	—	(84,023,174)

Total	$(82,839,508)	$(30,298,328)	$—	$(113,137,836)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. As of March 31, 2023, the Fund used long and short contracts on U.S. and foreign equity market indices, foreign government bonds, short-term interest rates, foreign currencies, and commodities (through investments in the Subsidiary) and short contracts on U.S. government bonds to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of March 31, 2023:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$13,619,847	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$1,361,179
Foreign exchange contracts	—	389,898
Commodity contracts	—	15,338,576
Equity contracts	—	23,924,795

Total exchange-traded asset derivatives	$—	$41,014,448

Total asset derivatives	$13,619,847	$41,014,448

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(29,114,662)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(42,690,990)
Foreign exchange contracts	—	(5,407,997)
Commodity contracts	—	(27,964,254)
Equity contracts	—	(7,959,933)

Total exchange-traded liability derivatives	$—	$(84,023,174)

Total liability derivatives	$(29,114,662)	$(84,023,174)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2023, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(15,494,815)	$60,875,048

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Investment Summary at March 31, 2023 (Unaudited)

Certificates of Deposit	63.2%
Treasuries	26.0
Repurchase Agreements	4.6

Total Investments	93.8
Other assets less liabilities (including forward foreign currency and futures contracts)	6.2

Net Assets	100.0%

Net Exposures by Asset Class as a Percentage of Net Assets at March 31, 20231

Equity	25.2%
Fixed Income	(46.4)
Short-Term Interest Rate	(19.2)
Commodity	(6.7)
Currency	(6.9)

[1]

The Fund gains its investment exposures primarily through the use of futures contracts and forward contracts and may have net exposure that is materially less than or greater than its net asset value. Portfolio exposures presented above are intended to illustrate the Fund’s exposure to certain asset classes. The portfolio exposure percentage represents the notional contract value in U.S. dollars of the Fund’s futures and/or forward positions divided by the Fund’s total net assets. Notional contract values represent the aggregate exposure that a futures or forward currency contract provides to the underlying reference asset or currency, respectively.